Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000081163
Shareholder Report [Line Items]
Fund Name	Beck Mack + Oliver Partners Fund
Trading Symbol	BMPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.beckmack.com/products. You can also request this information by contacting us at (800) 943-6786.

Additional Information Phone Number	(800) 943-6786
Additional Information Website	https://www.beckmack.com/products
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beck Mack + Oliver Partners Fund	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the six-month semi-annual period ended September 30, 2024 (the “Semi-Annual Period”), the Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned +4.27% net of fees and expenses, resulting in a net asset value of $25.18. By comparison, the S&P 500 Index (the “S&P 500”), which is the Partners Fund’s principal benchmark, returned +10.42%.

We believe that one factor influencing the relative performance of the Partners Fund during the Semi-Annual Period was the salience of market cap with respect to total returns. Among the constituent stocks of the S&P 500, those with the 25 highest total returns during the Semi-Annual Period had an average market cap of $227 billion, while those with the 25 lowest total returns during the Semi-Annual Period had an average market cap of $28 billion. Within the Partners Fund, stocks that had a positive contribution to investment performance during the Semi-Annual Period had an average market cap of $400 billion, while those that had a negative contribution to investment performance during the Semi-Annual Period had an average market cap of $32 billion. The S&P 500 is a market cap-weighted index, such that stocks with larger market caps have higher weightings in the index. The S&P 500 Equal Weight Index, which assigns an equal weight to each S&P 500 constituent, returned +6.71% during the Semi-Annual Period.

Radnet, which operates radiology centers, returned +42.60% and contributed +2.48% to investment performance during the Semi-Annual Period. Fortrea, which as a contract research organization runs outsourced clinical trials for pharmaceutical and biotechnology customers, returned -50.17% and contributed -1.74% to investment performance during the Semi-Annual Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Beck Mack + Oliver Partners Fund	S&P 500® Index
09/30/14	$10,000	$10,000
12/31/14	$9,606	$10,493
03/31/15	$9,178	$10,593
06/30/15	$9,444	$10,622
09/30/15	$7,929	$9,939
12/31/15	$8,143	$10,638
03/31/16	$8,072	$10,782
06/30/16	$8,188	$11,047
09/30/16	$8,656	$11,472
12/31/16	$9,000	$11,911
03/31/17	$9,318	$12,633
06/30/17	$9,509	$13,024
09/30/17	$10,090	$13,607
12/31/17	$10,608	$14,511
03/31/18	$10,508	$14,401
06/30/18	$10,854	$14,896
09/30/18	$11,727	$16,044
12/31/18	$9,009	$13,875
03/31/19	$10,218	$15,769
06/30/19	$10,690	$16,447
09/30/19	$10,681	$16,727
12/31/19	$11,923	$18,244
03/31/20	$8,463	$14,668
06/30/20	$10,581	$17,682
09/30/20	$10,535	$19,260
12/31/20	$12,526	$21,600
03/31/21	$15,401	$22,934
06/30/21	$17,485	$24,895
09/30/21	$17,871	$25,040
12/31/21	$19,248	$27,801
03/31/22	$18,073	$26,522
06/30/22	$14,905	$22,252
09/30/22	$14,005	$21,165
12/31/22	$15,186	$22,766
03/31/23	$15,912	$24,473
06/30/23	$17,767	$26,612
09/30/23	$17,574	$25,741
12/31/23	$20,088	$28,750
03/31/24	$22,192	$31,785
06/30/24	$21,586	$33,147
09/30/24	$23,139	$35,098

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 72,348,024
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 155,875
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$72,348,024
# of Portfolio Holdings	25
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$155,875

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Money Market Fund	1.4%
Materials	2.4%
Energy	2.8%
Consumer, Cyclical	3.3%
Consumer Discretionary	3.8%
Communication Services	6.0%
Information Technology	8.2%
Industrials	12.1%
Health Care	17.7%
Financials	42.3%

Largest Holdings [Text Block]

Top Ten Holdings

(% total net assets)

Apollo Global Management, Inc.	8.80%
Blackstone, Inc., Class A	7.83%
RadNet, Inc.	7.67%
Microsoft Corp.	6.25%
Alphabet, Inc., Class C	6.01%
Fiserv, Inc.	5.71%
Ashtead Group PLC	5.24%
Arthur J Gallagher & Co.	5.06%
Enstar Group, Ltd.	4.00%
Zurn Elkay Water Solutions Corp.	3.98%